UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 147.0% (93.3% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 120.2% (76.3% of Total Investments) (4)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$4,296,986

	Airlines – 0.6% (0.4% of Total Investments)

7,369	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	7,338,818

	Automobiles – 2.6% (1.7% of Total Investments)

2,641	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BBB–	2,645,001
12,356	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	12,366,838
15,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	15,540,753
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,893,334
32,792	Total Automobiles				32,445,926

	Capital Markets – 1.1% (0.7% of Total Investments)

12,902	RPI Finance Trust, Term Loan B4	3.500%	11/09/20	Baa2	12,961,140

	Chemicals – 5.7% (3.6% of Total Investments)

16,935	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	16,948,894
5,372	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	5,358,703
34,241	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	33,870,485
13,900	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB–	13,901,032
70,448	Total Chemicals				70,079,114

	Commercial Services & Supplies – 0.8% (0.5% of Total Investments)

9,364	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	9,346,332

	Communications Equipment – 1.5% (1.0% of Total Investments)

3,296	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	2,326,134
1,886	Commscope, Inc., Term Loan B, First Lien	3.828%	12/29/22	BB	1,891,857
14,706	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB	14,718,181
19,888	Total Communications Equipment				18,936,172

	Consumer Finance – 4.2% (2.6% of Total Investments)

23,173	First Data Corporation, Term Loan B	4.189%	7/08/22	BB	23,193,607
7,000	First Data Corporation, Term Loan B1, Second Lien	3.939%	9/24/18	BB	7,011,669
21,000	First Data Corporation, Term Loan B, First Lien	4.439%	3/24/21	BB	21,076,195
51,173	Total Consumer Finance				51,281,471

	Containers & Packaging – 1.6% (1.0% of Total Investments)

1,805	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	1,812,193
17,641	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	17,718,389
19,446	Total Containers & Packaging				19,530,582

	Diversified Consumer Services – 4.8% (3.0% of Total Investments)

10,238	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	10,197,104
5,000	Global Payments, Inc., Term Loan B, First Lien	3.941%	3/24/23	BBB–	5,055,210
25,879	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	25,982,600
648	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	602,581
17,100	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	17,185,709
58,865	Total Diversified Consumer Services				59,023,204

Nuveen Investments	1

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Diversified Telecommunication Services – 5.2% (3.3% of Total Investments)

$7,382	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	$7,404,422
16,346	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	16,297,248
15,161	Ziggo N.V., Term Loan B1	3.652%	1/15/22	BB–	15,129,301
9,770	Ziggo N.V., Term Loan B2	3.648%	1/15/22	BB–	9,749,607
16,069	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	16,034,622
64,728	Total Diversified Telecommunication Services				64,615,200

	Energy Equipment & Services – 0.2% (0.2% of Total Investments)

5,994	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	2,937,313

	Food & Staples Retailing – 5.2% (3.3% of Total Investments)

13,232	Albertson’s LLC, Term Loan B2	5.500%	3/21/19	BB	13,268,292
28,710	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	28,847,578
12,436	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	12,338,725
7,464	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	7,259,007
1,939	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	1,921,539
63,781	Total Food & Staples Retailing				63,635,141

	Food Products – 3.4% (2.2% of Total Investments)

9,847	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	9,883,585
32,052	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	32,052,162
41,899	Total Food Products				41,935,747

	Health Care Equipment & Supplies – 4.6% (2.9% of Total Investments)

9,818	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	9,861,306
15,472	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	15,485,938
9,115	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	8,796,299
11,672	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	10,300,290
11,617	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	11,616,633
57,694	Total Health Care Equipment & Supplies				56,060,466

	Health Care Providers & Services – 5.8% (3.7% of Total Investments)

386	Community Health Systems, Inc., Term Loan F	3.750%	12/31/18	BB	384,748
7,529	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	7,426,802
13,567	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	13,385,323
12,914	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	12,591,263
11,903	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	9,284,432
8,275	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	8,267,507
1,850	Quorum Health Corp., Term Loan B, (WI/DD)	TBD	TBD	B1	1,849,711
17,955	U.S. Renal Care, Inc., Term Loan, First Lien	5.250%	12/30/22	B1	18,027,951
74,379	Total Health Care Providers & Services				71,217,737

	Hotels, Restaurants & Leisure – 7.5% (4.7% of Total Investments)

34,333	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	34,429,952
1,623	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	1,630,460
6,164	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB–	6,177,334
12,903	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	12,854,116
4,800	MGM Growth Properties, Term Loan B	4.000%	4/07/23	BB–	4,836,000
7,406	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	7,315,990
8,798	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	8,687,531
15,734	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	15,786,078
91,761	Total Hotels, Restaurants & Leisure				91,717,461

	Household Durables – 1.0% (0.6% of Total Investments)

11,956	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	11,998,972

	Insurance – 0.9% (0.6% of Total Investments)

10,726	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	Ba3	10,645,654

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Internet & Catalog Retail – 2.4% (1.5% of Total Investments)

$29,600	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	$29,701,533

	Internet Software & Services – 3.7% (2.3% of Total Investments)

36,390	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	36,530,295
9,900	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	8,984,250
46,290	Total Internet Software & Services				45,514,545

	IT Services – 0.2% (0.1% of Total Investments)

2,603	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	2,604,926

	Leisure Products – 0.5% (0.3% of Total Investments)

3,125	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	3,078,615
2,574	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	2,575,773
5,699	Total Leisure Products				5,654,388

	Machinery – 0.5% (0.3% of Total Investments)

5,850	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	5,820,750

	Media – 10.4% (6.6% of Total Investments)

3,595	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	3,566,599
2,950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,795,125
7,246	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	7,252,571
1,358	Clear Channel Communications, Inc.,Term Loan E	7.935%	7/30/19	Caa1	1,012,825
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	7.185%	1/30/19	Caa1	924,799
33,847	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	23,389,468
29,518	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	29,536,930
11,970	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	12,001,792
6,566	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	6,426,486
31,902	Tribune Company, Term Loan B	3.750%	12/27/20	BB+	31,826,732
4,245	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,249,854
5,190	Virgin Media Investment Holdings, Term Loan F, First Lien	3.500%	6/30/23	BB–	5,187,214
139,622	Total Media				128,170,395

	Multiline Retail – 1.0% (0.7% of Total Investments)

7,000	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	6,260,625
3,475	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	3,490,326
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	2,847,543
13,315	Total Multiline Retail				12,598,494

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

1,135	Crestwood Holdings LLC, Term Loan B	8.619%	6/19/19	B–	1,014,086
5,115	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	1,400,244
4,567	Harvey Gulf International Marine, Inc., Term Loan B, (DD1)	5.500%	6/18/20	B–	2,675,630
10,817	Total Oil, Gas & Consumable Fuels				5,089,960

	Pharmaceuticals – 4.9% (3.1% of Total Investments)

4,489	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	4,481,267
36,022	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	36,021,579
7,154	Valeant Pharmaceuticals International, Term Loan C2	4.750%	12/11/19	Ba2	6,984,120
10,842	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	4.750%	8/05/20	BB–	10,561,563
2,258	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan F	5.000%	4/01/22	Ba2	2,215,334
60,765	Total Pharmaceuticals				60,263,863

	Professional Services – 0.1% (0.0% of Total Investments)

923	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	886,522

	Real Estate Investment Trust – 5.9% (3.8% of Total Investments)

28,783	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	28,302,782
24,079	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	Ba3	24,139,176
17,007	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB+	17,036,514

Nuveen Investments	3

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Real Estate Investment Trust (continued)

$4,161	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	$3,658,757
74,030	Total Real Estate Investment Trust				73,137,229

	Real Estate Management & Development – 1.4% (0.9% of Total Investments)

17,341	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	17,399,569

	Semiconductors & Semiconductor Equipment – 6.3% (4.0% of Total Investments)

45,000	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	45,109,395
8,524	Microsemi Corporation, Term Loan B, First Lien	5.250%	1/16/23	Ba2	8,595,979
10,723	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	10,773,395
13,250	On Semiconductor Corp., Term Loan B, First Lien, (DD1)	5.250%	3/31/23	Ba1	13,337,781
77,497	Total Semiconductors & Semiconductor Equipment				77,816,550

	Software – 15.7% (10.0% of Total Investments)

4,102	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	3,861,290
31,692	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	27,453,015
10,697	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	10,351,692
28,233	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	28,233,246
16,807	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	16,796,176
24,388	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	23,878,247
6,468	Informatica Corp.,Term Loan B	4.250%	8/05/22	B	6,391,371
18,169	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC	18,510,007
1,485	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,483,144
9,029	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	9,031,110
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	15,768,750
12,784	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	12,842,525
1,821	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.019%	7/08/22	BB	1,829,696
8,500	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	8,527,625
7,976	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	8,044,488
197,151	Total Software				193,002,382

	Specialty Retail – 4.8% (3.0% of Total Investments)

7,447	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB	7,474,592
1,647	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,631,950
2,833	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	Ba2	2,840,684
7,586	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/26/23	B1	7,641,463
39,330	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	39,252,065
58,843	Total Specialty Retail				58,840,754

	Technology Hardware, Storage & Peripherals – 3.4% (2.2% of Total Investments)

30,457	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	30,470,715
12,000	Western Digital, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	11,827,500
42,457	Total Technology Hardware, Storage & Peripherals				42,298,215

	Trading Companies & Distributors – 1.4% (0.9% of Total Investments)

17,038	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	17,052,966

	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)

2,693	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	2,712,439
$1,511,968	Total Variable Rate Senior Loan Interests (cost $1,518,760,865)				1,478,568,916

Shares	Description (1)				Value

	COMMON STOCKS – 1.0% (0.6% of Total Investments)

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

403,318	Cengage Learning Holdings II LP, (5), (6)				$7,663,042

4	Nuveen Investments

Shares	Description (1)				Value

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

10,935	Vantage Drill International, (5), (6)				$1,038,825

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

348,604	Millennium Health LLC, (5), (6)				2,265,926

	Media – 0.1% (0.1% of Total Investments)

51,720	Affinion Group Holdings, Inc., (5), (6)				504,272
2,174	Cumulus Media, Inc., (5)				808
22,352	Tribune Media Company				861,669
17,987	Tribune Media Company, (7)				—
5,588	Tribune Publishing Company				63,312
	Total Media				1,430,061
	Total Common Stocks (cost $26,732,959)				12,397,854

Shares	Description (1), (8)				Value

	EXCHANGE-TRADED FUNDS – 0.8% (0.5% of Total Investments)

113,500	I-Shares I-Boxx High Yield Corporate Bond Fund				$9,516,975
	Total Exchange-Traded Funds (cost $10,001,749)				9,516,975

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Pharmaceuticals – 0.3% (0.2% of Total Investments)

5,000	Allergan PLC	0.000%		N/R	$4,057,450
	Total Convertible Preferred Securities (cost $5,270,220)				4,057,450

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 24.7% (15.7% of Total Investments)

	Chemicals – 0.5% (0.3% of Total Investments)

$7,500	Hexion Inc., (9)	6.625%	4/15/20	B3	$6,281,250

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	3,724,500

	Communications Equipment – 1.8% (1.2% of Total Investments)

19,000	Avaya Inc., 144A, (9)	7.000%	4/01/19	B2	11,922,500
10,000	Avaya Inc., 144A	10.500%	3/01/21	Caa2	2,000,000
8,510	CommScope Technologies Finance LLC, 144A, (9)	6.000%	6/15/25	B	8,680,200
37,510	Total Communications Equipment				22,602,700

	Diversified Financial Services – 0.4% (0.3% of Total Investments)

5,015	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	5,127,838

	Diversified Telecommunication Services – 2.7% (1.7% of Total Investments)

4,660	Frontier Communications Corporation, 144A	10.500%	9/15/22	BB	4,805,625
10,000	Frontier Communications Corporation, (9)	6.250%	9/15/21	BB	9,300,000
6,000	Frontier Communications Corporation	6.875%	1/15/25	BB	4,995,000
2,385	IntelSat Jackson Holdings, 144A	8.000%	2/15/24	B1	2,468,475
11,800	IntelSat Limited	7.750%	6/01/21	CC	3,953,000
23,355	IntelSat Limited	8.125%	6/01/23	CC	7,648,762
58,200	Total Diversified Telecommunication Services				33,170,862

	Electronic Equipment, Instruments & Components – 1.3% (0.8% of Total Investments)

14,500	Zebra Technologies Corporation, (9)	7.250%	10/15/22	B+	15,697,700

Nuveen Investments	5

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Food & Staples Retailing – 0.1% (0.1% of Total Investments)

$1,000	Rite Aid Corporation, 144A	6.125%	4/01/23	B	$1,070,625

	Health Care Equipment & Supplies – 1.8% (1.1% of Total Investments)

15,460	Tenet Healthcare Corporation, (9)	8.125%	4/01/22	B3	16,039,750
5,600	Tenet Healthcare Corporation	6.750%	6/15/23	B3	5,558,000
21,060	Total Health Care Equipment & Supplies				21,597,750

	Health Care Providers & Services – 1.6% (1.0% of Total Investments)

10,000	Community Health Systems, Inc., (9)	6.875%	2/01/22	B+	9,093,750
12,500	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A, (9)	8.125%	6/15/21	CCC+	10,937,500
22,500	Total Health Care Providers & Services				20,031,250

	Hotels, Restaurants & Leisure – 1.6% (1.0% of Total Investments)

4,250	Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	4,319,062
18,750	Scientific Games International Inc.	10.000%	12/01/22	B	15,496,875
23,000	Total Hotels, Restaurants & Leisure				19,815,937

	Media – 2.2% (1.4% of Total Investments)

572	Affinion International Holdings Co, 144A	7.500%	7/30/18	B–	474,760
2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	2,920,203
4,000	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB–	4,080,000
10,609	Clear Channel Communications, Inc., (9)	9.000%	12/15/19	Caa1	8,221,975
40,609	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	11,066,026
300	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	212,250
58,950	Total Media				26,975,214

	Multiline Retail – 0.6% (0.4% of Total Investments)

7,375	Family Tree Escrow LLC, 144A, (9)	5.750%	3/01/23	BB–	7,863,594

	Pharmaceuticals – 1.1% (0.7% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC+	4,919,719
3,600	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B1	3,501,000
5,350	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B1	5,109,250
13,800	Total Pharmaceuticals				13,529,969

	Real Estate Investment Trust – 1.1% (0.7% of Total Investments)

13,950	Communications Sales & Leasing Inc., (9)	8.250%	10/15/23	BB–	13,217,625

	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)

14,000	Advanced Micro Devices, Inc., (9)	7.000%	7/01/24	CCC	10,395,000
5,625	Micron Technology, Inc., 144A	7.500%	9/15/23	Baa2	5,821,875
19,625	Total Semiconductors & Semiconductor Equipment				16,216,875

	Software – 0.5% (0.3% of Total Investments)

2,830	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	2,334,750
5,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,700,000
7,830	Total Software				6,034,750

	Specialty Retail – 0.6% (0.4% of Total Investments)

9,500	Claires Stores, Inc., 144A , (9)	9.000%	3/15/19	CCC	6,840,000

	Wireless Telecommunication Services – 5.2% (3.3% of Total Investments)

12,000	Altice Financing SA, 144A, (9)	6.625%	2/15/23	BB–	11,865,600
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,018,750
41,000	Sprint Corporation, (9)	7.875%	9/15/23	B+	31,980,000
5,000	T-Mobile USA Inc., (9)	6.250%	4/01/21	BB	5,212,500

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services (continued)
$12,000	T-Mobile USA Inc., (9)	6.375%	3/01/25	BB	$12,600,000
72,500	Total Wireless Telecommunication Services				63,676,850
$397,715	Total Corporate Bonds (cost $393,454,112)				303,475,289
	Total Long-Term Investments (cost $1,954,219,905)				1,808,016,484

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 10.6% (6.7% of Total Investments)

	REPURCHASE AGREEMENTS – 10.6% (6.7% of Total Investments)

$130,723	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $130,723,607, collateralized by $124,615,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $133,338,050	0.030%	5/02/16		$130,723,280
	Total Short-Term Investments (cost $130,723,280)				130,723,280
	Total Investments (cost $2,084,943,185) – 157.6%				1,938,739,764
	Borrowings – (45.6)% (10), (11)				(561,000,000)
	Reverse Repurchase Agreements – (10.6)% (12)				(130,723,280)
	Other Assets Less Liabilities – (1.4)% (13)				(17,294,087)
	Net Assets Applicable to Common Shares – 100%				$1,229,722,397

Investments in Derivatives as of April 30, 2016

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (14)	Current Credit Spread (15)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Markit CDX NA HY 26	Buy	4.59%	$10,000,000	5.000%	6/20/21	$343,417	$60,828

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,478,568,916	$—		$1,478,568,916
Common Stocks	925,789	11,472,065	—	*	12,397,854
Exchange-Traded Funds	9,516,975	—	—		9,516,975
Convertible Preferred Securities	4,057,450	—	—		4,057,450
Corporate Bonds	—	303,475,289	—		303,475,289

Short-Term Investments:
Repurchase Agreements	—	130,723,280	—		130,723,280

Investments in Derivatives:
Credit Default Swaps**	—	60,828	—		60,828
Total	$14,500,214	$1,924,300,378	$—		$1,938,800,592
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $2,090,028,783.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$10,023,627
Depreciation	(161,312,646)
Net unrealized appreciation (depreciation) of investments	$(151,289,019)

8	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(10)	Borrowings as a percentage of Total Investments is 28.9%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) as collateral for borrowings.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 6.7%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(14)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(15)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate-Intercontinental Exchange.

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016